Significant Accounting Policies - Net income (loss) per share (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)
Significant Accounting Policies
Interest income earned on Trust Account	$ 295,217	$ 502,881
Franchise taxes	50,000	90,548
Aggregate limit of working capital	1,000,000	1,000,000
Income tax expense	$ 19,735	$ 53,853
Private placement warrants
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive | shares	17,250,000
Public Offering
Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive | shares	10,033,333